Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Inventories
Raw materials and merchandise	€ 3,736	€ 3,733
Work in progress	7,434	7,661
Total	€ 11,170	€ 11,394